CAPITAL AND RESERVES (Tables)	6 Months Ended
Jun. 30, 2026
CAPITAL AND RESERVES
Summary of issued capital

	Number of	Share capital of	Number of	Share capital of
	Class A	Class A	Class B	Class B
	ordinary shares	ordinary shares	ordinary shares	ordinary shares
		RMB’000		RMB’000
As of January 1/June 30, 2026	972,508,041	69	54,814,423	4

Summary of treasury shares

	Share-based
	compensation	Translation	Other	Accumulated
	reserve	reserve	reserves	losses
	RMB’000	RMB’000	RMB’000	RMB’000

As of January 1, 2026	2,523,287	(318,313)	1,018,848	(10,286,252)
Loss for the period	—	—	—	(789,750)
Foreign currency translation adjustment, net of nil income taxes	—	(172,106)	—	—
Share-based compensation expenses	119,210	—	—	—

As of June 30, 2026	2,642,497	(490,419)	1,018,848	(11,076,002)